CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 22,679	$ 18,915
Restricted cash	6,962	8,055
Trade receivables	7,563	2,088
Amounts due from affiliates	4,286	4,237
Advances to joint ventures	0	6,275
Inventory	668	697
Current portion of net investment in direct financing lease	3,806	3,485
Prepaid expenses and other receivables	462	609
Total current assets	46,426	44,361
Long-term assets
Restricted cash	13,640	14,154
Cash designated for acquisition	0	91,768
Vessels, net of accumulated depreciation	679,041	342,591
Other equipment	604	592
Intangibles and goodwill	24,370	16,241
Advances to joint ventures	3,263	943
Net investment in direct financing lease	282,820	286,626
Long-term deferred tax asset	204	791
Derivative instruments	228	0
Other long-term assets	8,363	12,400
Total long-term assets	1,012,533	766,106
Total assets	1,058,959	810,467
Current liabilities
Current portion of long-term debt	45,458	32,208
Trade payables	381	972
Amounts due to owners and affiliates	1,417	1,374
Value added and withholding tax liability	1,511	796
Derivative instruments	2,015	3,534
Accrued liabilities and other payables	13,042	18,932
Total current liabilities	63,824	57,816
Long-term liabilities
Accumulated losses of joint ventures	20,746	25,886
Long-term debt	434,845	300,440
Revolving credit and seller’s credit due to owners and affiliates	51,832	43,005
Derivative instruments	2,102	3,511
Long-term tax liability	0	2,228
Long-term deferred tax liability	5,158	1,556
Other long-term liabilities	5,793	11,235
Total long-term liabilities	520,476	387,861
Total liabilities	584,300	445,677
EQUITY
Accumulated other comprehensive income (loss)	(2,748)	(5,736)
Total partners' capital	474,659	364,790
Total equity	474,659	364,790
Total liabilities and equity	1,058,959	810,467
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	113,404	0
Total equity	113,404	0
Common units public [Member]
EQUITY
Total partners' capital	317,149	321,091
Total equity	317,149	321,091
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,513	6,849
Total equity	6,513	6,849
Subordinated units [Member]
EQUITY
Total partners' capital	40,341	42,586
Total equity	$ 40,341	$ 42,586